SHAREHOLDERS' EQUITY (Issuance of Shares) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares, shares authorized	100,000,000	100,000,000
Amount raised, net of issuance expenses		$ 70,718	$ 19,704
At The Market Offering Program [Member]
Ordinary shares, shares authorized	6,000,000
Maximum authorized proceeds from issuance of common stock	$ 40,000
Issuance of shares, net, shares		363,090
Amount raised, net of issuance expenses		$ 3,801
Agreement [Member]
Ordinary shares, shares authorized	6,000,000
Issuance of shares, net, shares	6,900,000
Ordinary shares issued, price	$ 10.50
Payment of underwriting discounts and commissions	$ 5,533
Agreement term	30 days
Agreement, additional shares issuable	900,000
Grant date fair value	$ 1,576
Amount raised, net of issuance expenses	$ 66,917